Fees Summary	Nov. 14, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 910,000
Previously Paid Amount	0.00
Total Fee Amount	139.32
Total Offset Amount	0.00
Net Fee	139.32
Narrative - Max Aggregate Offering Price	$ 910,000
Final Prospectus	true